Investment Strategy - Xtrackers MSCI EAFE Selection Equity ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Bloomberg Developed Markets ex US Core Markets Index (the “Underlying Index”), which is a free float market capitalization weighted equity benchmark index designed to measure the performance of large- and mid-capitalization equity securities in developed markets outside the United States and in South Korea. The Underlying Index seeks to cover the top 85% of market capitalization of such markets and is constructed through the application of the rules-based methodology of the Bloomberg Global Equity Indices. To be eligible for inclusion in the Underlying Index, equity securities must have a minimum free float adjusted market capitalization of at least $100 million ($50 million for South Korean equity securities) and satisfy other methodology requirements relating to liquidity/trading volume thresholds, minimum listing history and foreign ownership limits and sanctions screens. Each issuer is assigned to a single country, generally based on primary listing and country of incorporation. Under certain specific circumstances, an issuer’s country of classification may be determined based on other factors. As of June 30, 2026, the following countries (ex-US) were deemed to be developed markets by the Underlying Index methodology: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. While the Underlying Index does not currently consider South Korea to be a developed market, it still considers South Korean equity securities as eligible for inclusion. Underlying Index equity securities include common stock and equity real estate investment trusts (“REITs”).The Underlying Index is a product of Bloomberg Index Services Limited (the “Index Provider”).The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.In addition, under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from developed markets countries other than the United States as determined in accordance with the Underlying Index’s methodology. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.As of June 30, 2026, the Underlying index consisted of 665 securities, from issuers in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. As of June 30, 2026, a significant percentage of the Underlying Index was comprised of securities of issuers from Japan. As of June 30, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials, information technology and industrials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The Underlying Index is reconstituted on a semi-annual basis in March and September; rebalanced quarterly in March, June, September and December; and adjusted on an ongoing basis to reflect corporate actions.The fund is currently classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the fund may become “non-diversified” under the 1940 Act solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.“Bloomberg®” and Bloomberg Developed Markets ex US Core Markets Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by DBX Advisors LLC (the “Advisor”). Bloomberg is not affiliated with the Advisor, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the fund.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.In addition, under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from developed markets countries other than the United States as determined in accordance with the Underlying Index’s methodology. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.